EMPLOYEE BENEFIT PLANS - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, ten Fiscal Years Thereafter	10 years
Total	$ 1,684.9
Year 1	169.7
Year 2	177.4
Year 3	166.2
Year 4	167.5
Year 5	165.2
Years 6-10	$ 838.9